Other receivables and assets - Disclosure of other receivables and other assets (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
Research tax credit ("CIR")	€ 1,139	€ 0
Prepaid expenses	581	625
Total non-current other receivables and assets	1,720	625
Research tax credit ("CIR")	3,196	3,196
VAT receivables	7,423	6,870
Prepaid expenses	2,958	2,649
Employee-related receivables	190	429
Total current other receivables and assets	13,766	13,144
Other receivables and assets	€ 15,486	€ 13,769